Supplement dated March 3, 2025
to the following Statement of Additional Information (SAI), as supplemented:
SAI	SAI Dated
Columbia Acorn Trust	5/1/2024
Effective March 1, 2025, the Board of Trustees for Columbia Acorn Trust is comprised of George S. Batejan, Daniel J. Beckman, Kathleen Blatz, Pamela G. Carlton, Janet Langford Carrig, J. Kevin Connaughton, Olive M. Darragh, Patricia M. Flynn, Brian J. Gallagher, Douglas A. Hacker, Nancy T. Lukitsh, David M. Moffett, Catherine James Paglia, Natalie A. Trunow, and Sandra L. Yeager.
Shareholders should retain this Supplement for future reference.
SUP900_00_024_(03/25)